Shareholders’ Equity (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 18, 2022	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Mar. 21, 2023	Mar. 02, 2023	Feb. 24, 2023	Nov. 09, 2022
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, authorized		200,000,000	200,000,000	[1]	200,000,000
Ordinary share price per share (in Dollars per share)		$ 0.001	$ 0.001	[1]	$ 0.001	[1]
Ordinary shares issued								1,200,000		2,500,000
Ordinary shares, issued		61,750,898	58,376,985	[1]	53,835,000	[1]
Ordinary shares, outstanding		61,750,898	58,376,985	[1]	53,835,000	[1]
ordinary shares to be issued		1,665,000
Share price per share (in Dollars per share)			$ 10
Exercisable warrants term		90 days	90 days
Expire date		5 years
Description of exercisable warrants		Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.	Once the warrants become exercisable, the Company may call the outstanding warrants (including any outstanding warrants issued upon exercise of the unit purchase option issued to Maxim Group LLC) for redemption:• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption,• if, and only if, the last sales price of the ordinary shares equals or exceeds $16.50 per share for any 20 trading days within a 30 trading day period ending three business days before the Company send the notice of redemption, and• if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Shares of public warrants		4,600,000	4,600,000
Shares of private warrants outstanding			225,000		225,000
Ordinary shares									11,675,397
Share-based compensation expense (in Dollars)		$ 2,587,800
Percentage of forfeitures		10.00%
Recognized in future periods totalled RSUs (in Dollars)		$ 9,800,000
Weighted average period		2 years 8 months 12 days
Share-based compensation expense (in Dollars)		$ 1,317,600
Due to additional paid-in capital (in Dollars)		$ 3,000,000
Shares issued			55,500,000
Rights of business combination shares			4,825,000
Forgive a debt (in Dollars)			$ 6,000,000
Special dividend (in Dollars)	$ 47,000,000
Ordinary shares issued	1
Public Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary share price per share (in Dollars per share)			$ 11.5
Share price per share (in Dollars per share)		$ 11.5
Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued			1,665,000
Business Combination [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued			482,500
Description of business combination			On the Closing Date, pursuant to the Business Combination (as described in Note 4), the following share transactions were completed:• 4,825,000 public and private rights were automatically converted to 482,500 ordinary shares of AGBA.• 792,334 ordinary shares of AGBA were issued to settle the outstanding payables.• 555,000 ordinary shares of AGBA were issued to Apex Twinkle Limited as the finder fee in connection with the Business Combination.• 53,835,000 ordinary shares of AGBA were issued to TAG as consideration for the Business Combination and 1,665,000 ordinary shares, representing as 3% holdback shares were reserved.In addition, upon the closing of the Business Combination, pursuant to the terms of the Fifth Amended and Restated Memorandum and Articles of Association, the Company increased its authorized share from 100,000,000 to 200,000,000 ordinary shares with a par value $0.001.
Apex Twinkle Limited [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, issued							2,173,913

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.